UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.5%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,504,680
Series 2018-1A, Class E, 11.586%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,966,955
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.743%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,441,641
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.50%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	5,000	4,810,550
Apidos CLO XX Ltd., Series 2015-20A, Class DR, 11.289%, (3 mo. SOFR + 5.962%), 7/16/31(1)(2)	2,375	2,381,847
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 13.565%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,675	1,707,967
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,997,270
ARES XLIX CLO Ltd., Series 2018-49A, Class D, 8.586%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,501,970
ARES XXXIIR CLO Ltd.:
Series 2014-32RA, Class C, 8.469%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	5,000,845
Series 2014-32RA, Class D, 11.419%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	1,000	956,430
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,955,192
Bain Capital Credit CLO Ltd., Series 2018-1A, Class D, 8.288%, (3 mo. SOFR + 2.962%), 4/23/31(1)(2)	5,000	4,919,455
Barings CLO Ltd.:
Series 2015-1A, Class DR, 8.186%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,499,900
Series 2018-1A, Class C, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,443,625
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 12.536%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,620,600
Battalion CLO XXIII Ltd., Series 2022-23A, Class D, 9.279%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,471,205
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.186%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,345,445
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D, 8.186%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	1,500	1,502,513
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	$2,250	$ 2,259,866
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.94%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,750	1,757,921
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.255%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,003,100
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,008,664
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 8.491%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,501,532
Series 2018-1A, Class D, 11.241%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,525	2,499,273
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 8.186%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,887,075
Series 2015-3A, Class DR, 10.986%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,774,613
Series 2016-3A, Class DR, 8.669%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,483,461
Series 2016-3A, Class ER, 11.519%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,441,254
Series 2018-1A, Class D, 8.641%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,442,440
Series 2018-1A, Class E, 11.541%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,829,416
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.426%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,226,211
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.716%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,946,033
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,955,000
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.411%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,485,743
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.075%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,978,702
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 11.419%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	5,250	5,359,830
Series 2023-21A, Class D, 10.777%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	4,475	4,539,521
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,777,636

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2016-1A, Class ER, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	$4,000	$ 3,923,540
Series 2016-2A, Class ER, 11.59%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,444,677
Series 2018-1A, Class D, 8.49%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	2,964,834
Series 2018-1A, Class E, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,701,875
Series 2019-2A, Class ER, 12.34%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,468,268
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 8.379%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,968,750
Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,407,106
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 9.09%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,504,097
Series 2012-3A, Class DR2, 12.09%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,479,825
Series 2014-3RA, Class C, 8.537%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	984,560
Series 2014-3RA, Class D, 10.987%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,104,841
Series 2014-4RA, Class C, 8.49%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,750	2,709,283
Series 2014-4RA, Class D, 11.24%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,451,039
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.929%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,969,790
Series 2021-7A, Class D, 11.84%, (3 mo. SOFR + 6.512%), 10/15/35(1)(2)	250	250,474
Series 2022-6A, Class DR, 10.074%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,800	2,845,769
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.186%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,003,442
CIFC Funding Ltd.:
Series 2022-1A, Class E, 11.717%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	752,454
Series 2022-4A, Class D, 8.878%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,754,998
Crown City CLO I, Series 2020-1A, Class DR, 12.586%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	250	242,653
Dryden CLO Ltd.:
Series 2018-55A, Class D, 8.44%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,468,382
Series 2018-55A, Class E, 10.99%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,871,134
Security	Principal Amount (000's omitted)	Value
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	$7,000	$ 6,833,246
Series 2015-41A, Class ER, 10.89%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,164,014
Series 2016-42A, Class DR, 8.52%, (3 mo. SOFR + 3.192%), 7/15/30(1)(2)	2,500	2,487,422
Series 2016-42A, Class ER, 11.14%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	3,500	3,311,444
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	2,015,158
Empower CLO Ltd., Series 2023-2A, Class D, 10.729%, (3 mo. SOFR + 5.40%), 7/15/36(1)(2)	2,000	2,055,234
Galaxy XIX CLO Ltd., Series 2015-19A, Class D1R, 12.115%, (3 mo. SOFR + 6.792%), 7/24/30(1)(2)	2,000	1,951,766
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 9.379%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	2,000	2,003,958
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.286%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,253,823
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 12.395%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,507,357
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 12.531%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,960,532
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.986%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,004,415
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	1,992,268
Series 2018-2A, Class E, 11.336%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,727,978
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.189%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	1,550	1,554,915
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.379%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,508,510
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.922%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	754,146
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.565%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,951,146
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.506%, (3 mo. SOFR + 6.182%), 10/21/30(1)(2)	2,000	2,006,908

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class DR, 8.679%, (3 mo. SOFR + 3.362%), 10/17/30(1)(2)	$2,500	$ 2,504,072
Series 2016-22A, Class ER, 11.639%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	3,000	3,008,283
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class E, 11.186%, (3 mo. SOFR + 5.862%), 4/20/30(1)(2)	1,950	1,955,552
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.824%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,607,168
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.125%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	500,819
Series 2022-24A, Class E, 12.745%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	1,002,958
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.429%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,425	1,428,786
Series 2015-1A, Class DR4, 12.076%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,005,212
Series 2021-2A, Class E, 11.94%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,002,878
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.285%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,241,879
RAD CLO 11 Ltd., Series 2021-11A, Class E, 11.84%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	753,678
RAD CLO 14 Ltd., Series 2021-14A, Class E, 12.09%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,053,019
Regatta XIII Funding Ltd.:
Series 2018-2A, Class C, 8.69%, (3 mo. SOFR + 3.362%), 7/15/31(1)(2)	2,500	2,504,845
Series 2018-2A, Class D, 11.54%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,695,815
Regatta XIV Funding Ltd.:
Series 2018-3A, Class D, 8.785%, (3 mo. SOFR + 3.462%), 10/25/31(1)(2)	2,500	2,505,320
Series 2018-3A, Class E, 11.535%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	2,000	1,972,744
Regatta XV Funding Ltd., Series 2018-4A, Class D, 12.085%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,852,443
Upland CLO Ltd.:
Series 2016-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,505,679
Series 2016-1A, Class DR, 11.486%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,099,173
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.786%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,493,255
Security	Principal Amount (000's omitted)	Value
Vibrant CLO IX, Ltd.: (continued)
Series 2018-9A, Class D, 11.836%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	$3,500	$ 3,295,351
Voya CLO Ltd.:
Series 2014-1A, Class DR2, 11.589%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	3,250	3,115,027
Series 2015-3A, Class CR, 8.736%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,433,613
Series 2015-3A, Class DR, 11.786%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	4,921,092
Series 2016-3A, Class CR, 8.839%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,969,078
Series 2016-3A, Class DR, 11.669%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,322,622
Webster Park CLO Ltd.:
Series 2015-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 7/20/30(1)(2)	2,000	2,002,116
Series 2015-1A, Class DR, 11.086%, (3 mo. SOFR + 5.762%), 7/20/30(1)(2)	2,500	2,469,478
Wellfleet CLO Ltd.:
Series 2021-3A, Class E, 12.69%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	993,526
Series 2022-1A, Class D, 9.469%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	996,488
Series 2022-1A, Class E, 13.189%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,296,877
Series 2022-2A, Class E, 13.887%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	1,000	1,018,706
Total Asset-Backed Securities (identified cost $273,476,171)		$ 270,028,964

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco Ltd., Class A(3)(4)(5)	4,095,976	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 4,191,663
Phoenix Services International LLC(4)(5)	291,132	1,492,052
Phoenix Services International LLC(4)(5)	26,562	136,130
		$ 5,819,845

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	342,076	$ 1,934,850
		$ 1,934,850
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	50,519	$ 363,232
		$ 363,232
Entertainment — 0.0%(6)
New Cineworld Ltd.(4)(5)	113,548	$ 2,178,702
		$ 2,178,702
Health Care — 0.1%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Envision Parent, Inc.(4)(5)	953,838	6,736,481
		$ 6,736,481
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 9,930,779
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 9,930,779
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	138,671	$ 288,436
		$ 288,436
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(4)(5)	116,152	$ 9,655,135
		$ 9,655,135
Oil and Gas — 0.0%(6)
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 576,544
McDermott International Ltd.(4)(5)	1,382,889	348,073
		$ 924,617
Pharmaceuticals — 0.3%
Covis Midco 1 SARL, Class A(4)(5)	8,349	$ 4,258
Covis Midco 1 SARL, Class B(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class C(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class D(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class E(4)(5)	8,349	4,258
Mallinckrodt International Finance SA(4)(5)	307,065	16,197,679
		$ 16,218,969
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,563	$ 0
Security	Shares	Value
Retail (continued)
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,048,265	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 4,233
		$ 4,233
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	390,679	$ 0
		$ 0
Utilities — 0.0%(6)
Longview Intermediate Holdings LLC, Class A(4)(5)	359,046	$ 987,377
		$ 987,377
Total Common Stocks (identified cost $100,239,338)		$ 55,042,656

Corporate Bonds — 11.2%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.3%
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	$ 3,846,034
6.875%, 12/15/30(1)	17,000	17,131,740
		$ 20,977,774
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	11,258	$ 11,137,671
5.75%, 4/20/29(1)	14,475	13,990,995
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,862,161
4.625%, 4/15/29(1)	5,050	4,659,329
		$ 34,650,156
Automotive — 0.2%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	2,650	$ 2,679,935
Clarios Global LP, 6.75%, 5/15/25(1)	2,183	2,185,810
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	4,478	4,476,715
		$ 9,342,460

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)		5,425	$ 5,391,103
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,100	1,077,806
			$ 6,468,909
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		1,017	$ 1,015,343
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		18,725	16,817,069
4.625%, 6/1/28(1)		25,575	23,000,605
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)		4,175	4,126,222
			$ 44,959,239
Chemicals — 0.6%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	2,000	$ 2,096,370
7.50%, 4/15/29(1)		10,575	10,637,403
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		10,050	9,066,308
7.125%, 10/1/27(1)		1,075	1,089,797
9.75%, 11/15/28(1)		11,400	12,111,002
			$ 35,000,880
Commercial Services — 0.5%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		21,600	$ 20,408,237
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		8,025	8,164,999
			$ 28,573,236
Containers & Packaging — 0.3%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)		6,325	$ 5,874,568
4.375%, 10/15/28(1)		10,100	9,305,424
			$ 15,179,992
Diversified Financial Services — 0.3%
AG Issuer LLC, 6.25%, 3/1/28(1)		11,581	$ 11,222,296
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		3,350	3,454,118
Aretec Group, Inc., 10.00%, 8/15/30(1)		5,375	5,845,087
			$ 20,521,501
Security	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)	1,600	$ 1,046,962
5.125%, 7/15/29(1)	42,775	27,924,183
5.50%, 10/15/29(1)	6,455	4,232,994
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	11,175	11,252,593
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,440,679
		$ 50,897,411
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 9,153,465
		$ 9,153,465
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$ 5,944,062
		$ 5,944,062
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	$ 18,616,740
		$ 18,616,740
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	6,375	$ 6,528,217
		$ 6,528,217
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	5,275	$ 5,200,772
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,412	2,192,229
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,208	1,211,535
		$ 8,604,536
Health Care — 0.8%
Medline Borrower LP, 3.875%, 4/1/29(1)	25,150	$ 22,555,678
Tenet Healthcare Corp., 4.25%, 6/1/29	25,375	23,265,219
		$ 45,820,897
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	37,975	$ 34,746,956
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,425,000
		$ 37,171,956

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Household Products — 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	16,969	$ 16,412,113
		$ 16,412,113
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	700	$ 653,525
7.00%, 1/15/31(1)	3,500	3,513,412
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,208,189
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	36,525	36,737,801
		$ 53,112,927
Internet Software & Services — 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	$ 15,402,067
		$ 15,402,067
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,475	$ 3,445,350
NCL Corp. Ltd., 5.875%, 2/15/27(1)	22,375	21,873,675
		$ 25,319,025
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	12,300	$ 11,421,043
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,740,261
		$ 16,161,304
Media — 0.3%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	$ 2,127,008
5.25%, 8/15/27(1)	2,500	1,836,412
6.375%, 5/1/26	1,159	980,893
Univision Communications, Inc.:
4.50%, 5/1/29(1)	10,075	8,773,377
7.375%, 6/30/30(1)	5,833	5,589,973
		$ 19,307,663
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	12,175	$ 12,171,588
		$ 12,171,588
Security	Principal Amount* (000's omitted)	Value
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$ 5,196,701
		$ 5,196,701
Real Estate Investment Trusts (REITs) — 0.3%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	7,493	$ 7,393,872
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	7,702,981
		$ 15,096,853
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$ 6,147,953
		$ 6,147,953
Retailers (Except Food and Drug) — 0.0%(6)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$ 1,455,132
		$ 1,455,132
Software — 0.7%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$ 4,858,884
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	12,100	11,652,182
GoTo Group, Inc.:
5.50%, 5/1/28(1)	5,405	4,624,631
5.50%, 5/1/28(1)	5,405	3,628,111
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,551,688
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	6,850	6,237,908
		$ 41,553,404
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$ 11,462,107
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	9,256,004
		$ 20,718,111
Telecommunications — 0.3%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	10,450	$ 8,738,090
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	10,575	8,648,231
		$ 17,386,321

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash, 1.50% PIK), 5/25/27	7,252	$ 7,040,050
		$ 7,040,050
Total Corporate Bonds (identified cost $714,277,209)		$ 670,892,643

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	384,000	$ 16,120,320
Total Exchange-Traded Funds (identified cost $17,625,066)		$ 16,120,320

Senior Floating-Rate Loans — 105.0%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.0%
Aernnova Aerospace SAU:
Term Loan, 6.902%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,071	$ 1,138,665
Term Loan, 6.952%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	4,440,792
Dynasty Acquisition Co., Inc.:
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		38,302	38,525,360
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		14,768	14,854,388
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		1,184	940,953
TransDigm, Inc.:
Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28		30,892	31,086,468
Term Loan, 8.059%, (SOFR + 2.75%), 2/22/30		29,371	29,535,017
			$ 120,521,643
Airlines — 0.5%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28		28,800	$ 29,992,896
			$ 29,992,896
Apparel & Luxury Goods — 0.7%
Gloves Buyer, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 12/29/27		18,167	$ 18,212,336
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 3/8/30		5,420	$ 5,433,801
Touchdown Acquirer, Inc.:
Term Loan, 0.00%, 2/21/31(8)		2,174	2,185,729
Term Loan, 7.929%, (3 mo. EURIBOR + 4.00%), 2/21/31	EUR	5,175	5,527,363
Term Loan, 9.314%, (SOFR + 4.00%), 2/21/31		10,001	10,057,756
			$ 41,416,985
Auto Components — 2.3%
Adient U.S. LLC, Term Loan, 8.066%, (SOFR + 2.75%), 1/31/31		9,238	$ 9,288,836
Autokiniton U.S. Holdings, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 4/6/28		22,776	22,914,287
Clarios Global LP, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	21,261	22,752,691
DexKo Global, Inc.:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	3,805,958
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	8,046	8,496,383
Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28		14,186	14,103,295
Garrett LX I SARL, Term Loan, 8.841%, (SOFR + 3.25%), 4/30/28		6,240	6,257,547
Garrett Motion, Inc., Term Loan, 9.83%, (SOFR + 4.50%), 4/30/28		7,543	7,580,571
LSF12 Badger Bidco LLC, Term Loan, 11.316%, (SOFR + 6.00%), 8/30/30		3,990	4,014,938
LTI Holdings, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 9/6/25		8,030	7,961,019
Term Loan, 10.18%, (SOFR + 4.75%), 7/24/26		8,562	8,481,537
RealTruck Group, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 1/31/28		13,839	13,758,620
Term Loan, 10.43%, (SOFR + 5.00%), 1/31/28		8,950	8,923,893
			$ 138,339,575
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 1/22/31		35,009	$ 35,063,786
MajorDrive Holdings IV LLC:
Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28		20,258	20,371,490
Term Loan, 10.959%, (SOFR + 5.50%), 6/1/29		1,489	1,500,702
			$ 56,935,978
Beverages — 0.9%
Arterra Wines Canada, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/24/27		3,387	$ 3,119,884

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC:
Term Loan, 9.09%, (SOFR + 3.50%), 4/5/28		10,800	$ 9,935,547
Term Loan, 11.574%, (SOFR + 6.25%), 4/5/28		7,190	7,172,507
Term Loan - Second Lien, 10.59%, (SOFR + 3.50%), 9.09% cash, 1.50% PIK, 4/5/28		10,800	7,883,641
Triton Water Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 3/31/28		25,385	25,305,672
			$ 53,417,251
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 3/12/26		12,637	$ 12,700,243
Alltech, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 10/13/28		6,807	6,773,165
Grifols Worldwide Operations USA, Inc., Term Loan, 7.459%, (SOFR + 2.00%), 11/15/27		9,220	9,032,034
			$ 28,505,442
Building Products — 1.1%
Cornerstone Building Brands, Inc., Term Loan, 8.671%, (SOFR + 3.25%), 4/12/28		17,875	$ 17,554,957
CPG International, Inc., Term Loan, 7.916%, (SOFR + 2.50%), 4/28/29		12,731	12,767,414
LHS Borrower LLC, Term Loan, 10.166%, (SOFR + 4.75%), 2/16/29		6,662	6,442,475
MI Windows and Doors LLC, Term Loan, 8.816%, (SOFR + 3.50%), 3/28/31		16,650	16,745,738
Standard Industries, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 9/22/28		12,924	12,970,798
			$ 66,481,382
Capital Markets — 5.9%
Advisor Group, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28		31,401	$ 31,610,810
AllSpring Buyer LLC, Term Loan, 8.677%, (SOFR + 3.25%), 11/1/28		8,188	8,174,093
Aretec Group, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30		36,230	36,452,364
Brookfield Property REIT, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/27/25		5,125	5,116,936
CeramTec AcquiCo GmbH, Term Loan, 7.452%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	14,461	15,413,971
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28		10,373	10,422,582
Clipper Acquisitions Corp., Term Loan, 7.188%, (SOFR + 1.75%), 3/3/28		6,802	6,785,375
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Edelman Financial Center LLC:
Term Loan, 8.93%, (SOFR + 3.50%), 4/7/28		22,169	$ 22,204,358
Term Loan - Second Lien, 7/20/26(9)		7,446	7,489,628
EIG Management Co. LLC, Term Loan, 9.166%, (SOFR + 3.75%), 2/22/25		2,656	2,653,840
FinCo I LLC, Term Loan, 8.33%, (SOFR + 3.00%), 6/27/29		16,203	16,268,377
Focus Financial Partners LLC:
Term Loan, 7.816%, (SOFR + 2.50%), 6/30/28		10,775	10,776,242
Term Loan, 8.066%, (SOFR + 2.75%), 6/30/28		42,236	42,279,658
Franklin Square Holdings LP, Term Loan, 7.568%, (SOFR + 2.25%), 4/25/31		13,200	13,208,250
Guggenheim Partners LLC, Term Loan, 8.552%, (SOFR + 3.25%), 12/12/29		32,190	32,394,542
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28		12,723	12,802,820
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 3/22/31		8,400	8,451,190
LPL Holdings, Inc., Term Loan, 7.179%, (SOFR + 1.75%), 11/12/26		19,054	19,086,008
Mariner Wealth Advisors LLC, Term Loan, 8.68%, (SOFR + 3.25%), 8/18/28		14,997	15,016,225
Press Ganey Holdings, Inc., Term Loan, 4/24/31(9)		8,325	8,309,391
Victory Capital Holdings, Inc.:
Term Loan, 7.652%, (SOFR + 2.25%), 7/1/26		17,800	17,844,186
Term Loan, 7.652%, (SOFR + 2.25%), 12/29/28		8,463	8,468,542
			$ 351,229,388
Chemicals — 5.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.33%, (SOFR + 2.00%), 12/20/29		19,714	$ 19,789,344
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27		17,474	14,831,131
ECO Services Operations Corp., Term Loan, 7.93%, (SOFR + 2.50%), 6/9/28		25,075	25,092,127
Flint Group Midco Ltd., Term Loan, 10.588%, (SOFR + 5.262%), 9.838% cash, 0.75% PIK, 12/31/26		5,792	5,548,595
Flint Group Packaging INKS North America Holdings LLC:
Term Loan, 8.892%, (3 mo. EURIBOR + 5.00%), 8.142% cash, 0.75% PIK, 12/31/26	EUR	1,288	1,316,471
Term Loan, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	658	580,669

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Flint Group Packaging INKS North America Holdings LLC: (continued)
Term Loan - Second Lien, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	877	$ 145,981
Flint Group Topco Ltd.:
Term Loan, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		2,996	2,478,951
Term Loan - Second Lien, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		3,927	612,673
Gemini HDPE LLC, Term Loan, 8.591%, (SOFR + 3.00%), 12/31/27		5,542	5,552,104
GEON Performance Solutions LLC, Term Loan, 10.314%, (SOFR + 4.75%), 8/18/28		7,581	7,614,511
Groupe Solmax, Inc., Term Loan, 10.252%, (SOFR + 4.75%), 5/29/28(10)		19,772	19,512,478
INEOS Enterprises Holdings II Ltd., Term Loan, 7.952%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	2,325	2,490,546
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.193%, (SOFR + 3.75%), 7/8/30		13,965	14,017,369
INEOS Finance PLC:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	9,675	10,283,865
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	7,846	8,401,952
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	2,537	2,710,628
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	4,075	4,317,778
Term Loan, 9.18%, (SOFR + 3.75%), 3/14/30		6,079	6,075,263
INEOS U.S. Finance LLC:
Term Loan, 7.916%, (SOFR + 2.50%), 11/8/28		6,733	6,730,044
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30		11,066	11,100,957
Term Loan, 9.066%, (SOFR + 3.75%), 2/7/31		7,100	7,131,063
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27		3,405	3,415,273
Kraton Corp., Term Loan, 8.841%, (SOFR + 3.25%), 3/15/29		6,101	5,869,828
Kraton Polymers Holdings BV, Term Loan, 7.188%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	4,808,953
Lonza Group AG:
Term Loan, 7.827%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	9,600	9,590,165
Term Loan, 9.334%, (SOFR + 3.93%), 7/3/28		14,647	14,074,037
Momentive Performance Materials, Inc., Term Loan, 9.817%, (SOFR + 4.50%), 3/29/28		16,041	15,970,425
Olympus Water U.S. Holding Corp.:
Term Loan, 9.321%, (SOFR + 3.75%), 11/9/28		4,416	4,430,426
Term Loan, 9.576%, (SOFR + 4.25%), 11/9/28		5,831	5,858,854
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Orion Engineered Carbons GmbH, Term Loan, 6.302%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	$ 1,318,159
Rohm Holding GmbH:
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	1,000	1,011,840
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	13,700	13,862,201
Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		17,260	16,310,317
SCUR-Alpha 1503 GmbH, Term Loan, 10.83%, (SOFR + 5.50%), 3/29/30		10,771	9,990,458
Tronox Finance LLC:
Term Loan, 8.041%, (SOFR + 2.50%), 3/10/28(10)		12,836	12,850,864
Term Loan, 8.552%, (SOFR + 3.25%), 4/4/29		3,896	3,907,066
Term Loan, 8.816%, (SOFR + 3.50%), 8/16/28		6,409	6,430,299
Term Loan, 4/4/29(9)		1,359	1,362,611
W.R. Grace & Co.-Conn., Term Loan, 9.321%, (SOFR + 3.75%), 9/22/28		12,903	12,940,517
			$ 320,336,793
Commercial Services & Supplies — 2.0%
Albion Financing 3 SARL:
Term Loan, 10.575%, (SOFR + 5.25%), 8/17/26		19,892	$ 20,028,883
Term Loan, 10.824%, (SOFR + 5.50%), 8/17/26		4,232	4,258,702
Belfor Holdings, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/1/30		7,913	7,947,491
EnergySolutions LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/20/30		17,161	17,252,275
Foundever Group, Term Loan, 7.60%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	4,005,126
Foundever Worldwide Corp., Term Loan, 9.18%, (SOFR + 3.75%), 8/28/28		15,834	12,319,591
GFL Environmental, Inc., Term Loan, 7.826%, (SOFR + 2.50%), 5/31/27		4,300	4,324,114
Harsco Corp., Term Loan, 7.68%, (SOFR + 2.25%), 3/10/28		1,294	1,293,074
Heritage-Crystal Clean, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 10/17/30		9,352	9,388,090
LABL, Inc., Term Loan, 10.416%, (SOFR + 5.00%), 10/29/28		9,311	9,134,175
Monitronics International, Inc., Term Loan, 13.091%, (SOFR + 7.50%), 6/30/28		10,946	10,931,920
Phoenix Services International LLC, Term Loan, 11.418%, (SOFR + 6.10%), 6/30/28		3,554	3,323,182
Tempo Acquisition LLC, Term Loan, 8.066%, (SOFR + 2.75%), 8/31/28		4,178	4,194,686

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
TMF Group Holding BV, Term Loan, 9.306%, (SOFR + 4.00%), 5/3/28		5,162	$ 5,187,873
TruGreen LP, Term Loan, 9.416%, (SOFR + 4.00%), 11/2/27		9,285	8,944,153
			$ 122,533,335
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 7.569%, (SOFR + 2.25%), 3/19/29		13,385	$ 13,404,910
Term Loan, 7.819%, (SOFR + 2.50%), 4/14/31		8,309	8,325,204
U.S. Silica Co., Term Loan, 9.316%, (SOFR + 4.00%), 3/25/30		4,314	4,322,188
			$ 26,052,302
Consumer Staples Distribution & Retail — 0.5%
Cardenas Markets, Inc., Term Loan, 12.159%, (SOFR + 6.75%), 8/1/29		5,346	$ 5,382,005
Peer Holding III BV:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	7,550	8,099,665
Term Loan, 8.559%, (SOFR + 3.25%), 10/28/30		14,625	14,695,083
			$ 28,176,753
Containers & Packaging — 1.9%
Berlin Packaging LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/11/28(10)		9,631	$ 9,649,490
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.091%, (SOFR + 3.68%), 4/13/29		22,564	22,683,160
Kouti BV:
Term Loan, 7.127%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	32,750	34,623,154
Term Loan, 7.93%, (3 mo. EURIBOR + 4.00%), 8/31/28	EUR	2,000	2,141,071
Pregis TopCo Corp.:
Term Loan, 9.066%, (SOFR + 3.75%), 7/31/26		2,322	2,332,061
Term Loan, 9.18%, (SOFR + 3.75%), 7/31/26		1,609	1,614,112
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28		1,701	1,506,865
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.334%, (SOFR + 6.75%), 10/1/29		7,100	4,375,375
Proampac PG Borrower LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/15/28(10)		16,586	16,665,418
Trident TPI Holdings, Inc.:
Term Loan, 9.302%, (SOFR + 4.00%), 9/15/28		13,467	13,510,935
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc.: (continued)
Term Loan, 9.571%, (SOFR + 4.00%), 9/15/28		6,463	$ 6,477,516
			$ 115,579,157
Distributors — 0.7%
CD&R Hydra Buyer, Inc., Term Loan, 9.42%, (SOFR + 4.00%), 3/25/31		11,225	$ 11,328,483
Parts Europe SA, Term Loan, 7.647%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	19,225	20,598,219
Phillips Feed Service, Inc., Term Loan, 12.416%, (SOFR + 7.00%), 11/13/24(3)		535	374,626
Rubix Group Midco 3 Ltd.:
Term Loan, 8.114%, (3 mo. EURIBOR + 4.25%), 9/30/26	EUR	6,000	6,428,362
Term Loan, 8.149%, (6 mo. EURIBOR + 4.25%), 9/30/26	EUR	2,000	2,142,787
Winterfell Financing SARL, Term Loan, 8.898%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,629,094
			$ 43,501,571
Diversified Consumer Services — 1.4%
Ascend Learning LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 12/11/28		9,908	$ 9,886,999
Term Loan - Second Lien, 11.18%, (SOFR + 5.75%), 12/10/29		7,743	7,631,043
Belron Finance U.S. LLC:
Term Loan, 7.578%, (SOFR + 2.00%), 4/13/28		9,894	9,922,861
Term Loan, 7.677%, (SOFR + 2.25%), 4/18/29		1,836	1,841,207
FrontDoor, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/17/28		948	947,743
KUEHG Corp., Term Loan, 9.823%, (SOFR + 4.50%), 6/12/30		21,625	21,710,632
Sotheby's, Term Loan, 10.09%, (SOFR + 4.50%), 1/15/27		10,511	10,290,467
Spring Education Group, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 10/4/30		4,713	4,738,521
Wand NewCo 3, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/30/31		16,500	16,623,750
			$ 83,593,223
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 7,999,288
			$ 7,999,288

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services — 0.8%
GEE Holdings 2 LLC:
Term Loan, 13.413%, (SOFR + 8.00%), 3/24/25		9,869	$ 8,980,646
Term Loan - Second Lien, 13.662%, (SOFR + 8.25%), 5.412% cash, 8.25% PIK, 3/23/26		8,100	4,860,086
Level 3 Financing, Inc.:
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/29		5,750	5,667,344
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/30		5,750	5,643,384
Lumen Technologies, Inc.:
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/29		12,109	8,739,684
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/30		12,109	8,476,313
Virgin Media Bristol LLC, Term Loan, 7.936%, (SOFR + 2.50%), 1/31/28		4,843	4,759,668
Virgin Media SFA Finance Ltd., Term Loan, 6.379%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,125	1,172,336
			$ 48,299,461
Electrical Equipment — 0.7%
WEC U.S. Holdings Ltd., Term Loan, 8.066%, (SOFR + 2.75%), 1/27/31		40,414	$ 40,488,517
			$ 40,488,517
Electronic Equipment, Instruments & Components — 1.8%
Chamberlain Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/3/28		15,150	$ 15,195,450
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28		15,435	14,624,389
II-VI, Inc., Term Loan, 7.829%, (SOFR + 2.50%), 7/2/29		1,403	1,408,357
Ingram Micro, Inc., Term Loan, 8.571%, (SOFR + 3.00%), 6/30/28		4,481	4,495,936
Minimax Viking GmbH, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	3,964	4,258,989
Mirion Technologies, Inc., Term Loan, 8.314%, (SOFR + 2.75%), 10/20/28		2,350	2,356,652
MX Holdings U.S., Inc., Term Loan, 8.18%, (SOFR + 2.75%), 7/31/28		3,333	3,347,140
Robertshaw U.S. Holding Corp.:
DIP Loan, 6.309%, (SOFR + 1.00%), 9/27/24		6,946	6,772,795
Term Loan, 0.00%, 2/28/27(11)		4	3,929
Term Loan, 0.00%, 2/28/27(11)		22,206	21,651,126
Term Loan - Second Lien, 0.00%, 2/28/27(11)		20,615	11,338,315
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc., Term Loan, 8.077%, (SOFR + 2.75%), 5/30/30	6,948	$ 6,960,526
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25	20,300	18,432,244
		$ 110,845,848
Energy Equipment & Services — 0.7%
Ameriforge Group, Inc.:
Term Loan, 12.085%, (SOFR + 8.00%), 12/29/23(3)(8)	2,263	$ 1,833,319
Term Loan, 13.32%, (SOFR + 8.00%), 12/29/23(3)	17,780	14,403,568
GIP Pilot Acquisition Partners LP, Term Loan, 8.308%, (SOFR + 3.00%), 10/4/30	6,234	6,273,340
Lealand Finance Co. BV:
Term Loan, 3.63%, 6/28/24(8)	10,000	6,650,000
Term Loan, 9.444%, (SOFR + 4.00%), 6.444% cash, 3.00% PIK, 6/30/25	3,487	1,268,449
PG Investment Co. 59 SARL, Term Loan, 8.813%, (SOFR + 3.50%), 3/26/31	13,925	13,991,729
		$ 44,420,405
Engineering & Construction — 1.2%
Aegion Corp., Term Loan, 9.566%, (SOFR + 4.25%), 5/17/28	17,597	$ 17,715,311
American Residential Services LLC, Term Loan, 9.071%, (SOFR + 3.50%), 10/15/27	8,402	8,417,734
APi Group DE, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 1/3/29	16,218	16,272,379
Artera Services LLC, Term Loan, 9.809%, (SOFR + 4.50%), 2/15/31	5,625	5,679,844
Centuri Group, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 8/27/28	7,624	7,638,258
Northstar Group Services, Inc.:
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	12,698	12,742,803
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	1,925	1,922,594
		$ 70,388,923
Entertainment — 1.2%
City Football Group Ltd., Term Loan, 8.439%, (SOFR + 3.00%), 7/21/28	11,940	$ 11,934,838
Crown Finance U.S., Inc., Term Loan, 13.93%, (SOFR + 8.50%), 6.93% cash, 7.00% PIK, 7/31/28	2,595	2,642,223
Delta 2 (LUX) SARL, Term Loan, 7.559%, (SOFR + 2.25%), 1/15/30	2,500	2,505,730

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
EP Purchaser LLC, Term Loan, 9.071%, (SOFR + 3.50%), 11/6/28		992	$ 987,960
Playtika Holding Corp., Term Loan, 8.18%, (SOFR + 2.75%), 3/13/28		23,141	23,155,875
Renaissance Holding Corp., Term Loan, 9.566%, (SOFR + 4.25%), 4/5/30		13,681	13,715,539
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26		14,617	14,662,566
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	1,409	883,328
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	385	410,618
			$ 70,898,677
Equity Real Estate Investment Trusts (REITs) — 0.4%
Iron Mountain, Inc.:
Term Loan, 7.18%, (1 mo. USD LIBOR + 1.75%), 1/2/26		7,930	$ 7,925,869
Term Loan, 7.566%, (SOFR + 2.25%), 1/31/31		13,416	13,405,199
			$ 21,331,068
Financial Services — 1.5%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(11)		15,063	$ 1,656,959
GTCR W Merger Sub LLC:
Term Loan, 7.152%, (3 mo. EURIBOR + 3.25%), 1/31/31	EUR	1,000	1,072,982
Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31		38,850	39,050,311
NCR Atleos LLC, Term Loan, 10.18%, (SOFR + 4.75%), 3/27/29(10)		17,339	17,482,685
Nuvei Technologies Corp., Term Loan, 8.416%, (SOFR + 3.00%), 12/19/30		10,923	10,954,027
Walker & Dunlop, Inc., Term Loan, 7.666%, (SOFR + 2.25%), 12/16/28		13,905	13,957,081
WEX, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 3/31/28		4,317	4,330,662
			$ 88,504,707
Food Products — 1.3%
8th Avenue Food & Provisions, Inc., Term Loan, 10.18%, (SOFR + 4.75%), 10/1/25		7,215	$ 6,980,513
Badger Buyer Corp., Term Loan, 8.93%, (SOFR + 3.50%), 9/30/24		9,442	9,151,035
CHG PPC Parent LLC, Term Loan, 8.43%, (SOFR + 3.00%), 12/8/28		6,198	6,213,168
Del Monte Foods, Inc., Term Loan, 9.668%, (SOFR + 4.25%), 5/16/29		6,526	5,579,409
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri International Ltd.:
Term Loan, 5.991%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	$ 1,596,999
Term Loan, 7.666%, (SOFR + 2.25%), 1/29/27		8,661	8,680,618
Monogram Food Solutions LLC, Term Loan, 9.43%, (SOFR + 4.00%), 8/28/28		1,761	1,764,979
Nomad Foods U.S. LLC, Term Loan, 8.272%, (SOFR + 3.00%), 11/13/29		14,174	14,221,437
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	9,025	9,598,372
Valeo F1 Co. Ltd. (Ireland):
Term Loan, 7.858%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	5,950	6,227,952
Term Loan, 10.191%, (SONIA + 5.00%), 6/28/28	GBP	5,500	6,657,760
			$ 76,672,242
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 8.302%, (SOFR + 3.00%), 12/31/30		21,988	$ 22,074,889
			$ 22,074,889
Health Care Equipment & Supplies — 0.9%
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28		12,047	$ 12,001,391
Journey Personal Care Corp., Term Loan, 9.68%, (SOFR + 4.25%), 3/1/28		26,013	25,895,444
Medline Borrower LP:
Term Loan, 7.112%, (1 mo. EURIBOR + 3.25%), 10/23/28	EUR	1,000	1,068,733
Term Loan, 8.068%, (SOFR + 2.75%), 10/23/28		17,424	17,490,545
			$ 56,456,113
Health Care Providers & Services — 5.6%
AEA International Holdings (Lux) SARL, Term Loan, 8.809%, (SOFR + 3.50%), 9/7/28(10)		14,785	$ 14,859,062
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.302%, (SOFR + 8.00%), 1/15/26		22,904	19,811,593
Cano Health LLC:
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		610	627,866
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		934	962,422
Term Loan, 0.00%, 11/23/27(11)		7,589	2,049,157
CCRR Parent, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		5,208	4,833,954

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare SAS:
Term Loan, 7.548%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	20,800	$ 19,159,451
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	8,600	7,976,764
CHG Healthcare Services, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 9/29/28		7,823	7,851,570
Term Loan, 9.091%, (SOFR + 3.75%), 9/29/28(10)		5,262	5,292,068
Covis Finco SARL:
Term Loan, 0.00%, 2/18/27(11)		10,270	4,287,896
Term Loan, 0.00%, 2/18/27(11)		4,368	4,193,458
Dedalus Finance GmbH, Term Loan, 7.612%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	6,500	6,787,662
Elsan SAS, Term Loan, 7.186%, (1 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,150	4,401,476
Ensemble RCM LLC, Term Loan, 8.33%, (SOFR + 3.00%), 8/1/29		7,960	7,993,766
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 12/12/28	EUR	20,825	22,095,972
Term Loan, 10.809%, (SOFR + 5.50%), 12/12/28		13,716	13,771,338
Medical Solutions Holdings, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 11/1/28		15,097	13,420,876
Term Loan - Second Lien, 12.416%, (SOFR + 7.00%), 11/1/29		9,500	7,671,250
Mehilainen Yhtiot OYJ, Term Loan, 7.88%, (3 mo. EURIBOR + 4.00%), 8/8/25	EUR	6,475	6,949,774
Midwest Physician Administrative Services LLC, Term Loan, 8.821%, (SOFR + 3.25%), 3/12/28		9,979	7,833,169
National Mentor Holdings, Inc.:
Term Loan, 9.159%, (SOFR + 3.75%), 3/2/28		438	400,205
Term Loan, 9.165%, (SOFR + 3.75%), 3/2/28(10)		15,654	14,313,729
Term Loan - Second Lien, 12.659%, (SOFR + 7.25%), 3/2/29		6,475	5,743,862
Pacific Dental Services LLC, Term Loan, 8.571%, (SOFR + 3.25%), 3/15/31		11,150	11,190,073
Phoenix Guarantor, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		22,084	21,946,452
R1 RCM, Inc., Term Loan, 8.327%, (SOFR + 3.00%), 6/21/29		3,017	3,033,183
Radnet Management, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 4/18/31		9,300	9,311,625
Ramsay Generale de Sante SA, Term Loan, 6.847%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	7,400	7,905,924
Select Medical Corp., Term Loan, 8.316%, (SOFR + 3.00%), 3/6/27		54,052	54,232,626
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Sound Inpatient Physicians, Term Loan, 8.591%, (SOFR + 3.00%), 6/27/25		2,553	$ 1,487,013
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,761,542
Term Loan, 12/23/30(9)	EUR	6,925	7,418,122
TTF Holdings LLC, Term Loan, 9.43%, (SOFR + 4.00%), 3/31/28		5,644	5,660,787
U.S. Anesthesia Partners, Inc., Term Loan, 9.692%, (SOFR + 4.25%), 10/1/28		8,438	8,184,464
			$ 336,420,151
Health Care Technology — 1.9%
Certara LP, Term Loan, 9.105%, (SOFR + 3.50%), 8/15/26		9,235	$ 9,267,164
Cotiviti Corp., Term Loan, 5/1/31(9)		4,600	4,613,418
eResearchTechnology, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 2/4/27		9,513	9,554,421
Imprivata, Inc., Term Loan, 9.091%, (SOFR + 3.50%), 12/1/27		18,680	18,793,972
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.424%, (SOFR + 4.00%), 12/18/28		12,457	10,549,287
Term Loan - Second Lien, 12.18%, (SOFR + 6.75%), 12/17/29		9,625	6,677,344
PointClickCare Technologies, Inc., Term Loan, 8.324%, (SOFR + 3.00%), 12/29/27		4,266	4,298,015
Project Ruby Ultimate Parent Corp., Term Loan, 8.93%, (SOFR + 3.50%), 3/10/28		4,675	4,687,660
Symplr Software, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 12/22/27		11,386	10,840,718
Verscend Holding Corp., Term Loan, 11.50%, (USD Prime + 3.00%), 8/27/25		21,253	21,269,442
Waystar Technologies, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 10/22/29		14,477	14,576,115
			$ 115,127,556
Hotels, Restaurants & Leisure — 5.5%
1011778 BC Unlimited Liability Co., Term Loan, 7.566%, (SOFR + 2.25%), 9/20/30		45,401	$ 45,485,845
Caesars Entertainment, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 2/6/31		30,225	30,309,993
Carnival Corp., Term Loan, 8.067%, (SOFR + 2.75%), 10/18/28		30,936	31,071,771
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26		22,457	22,531,547
Fertitta Entertainment LLC, Term Loan, 9.069%, (SOFR + 3.75%), 1/27/29		29,477	29,585,492

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV, Term Loan, 7.559%, (SOFR + 2.25%), 11/25/30		41,222	$ 41,350,505
Great Canadian Gaming Corp., Term Loan, 9.59%, (SOFR + 4.00%), 11/1/26		9,595	9,641,435
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,325	22,845,761
Light & Wonder International, Inc., Term Loan, 8.071%, (SOFR + 2.75%), 4/14/29		7,865	7,888,746
Ontario Gaming GTA LP, Term Loan, 9.559%, (SOFR + 4.25%), 8/1/30		18,529	18,651,314
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.84%, (SOFR + 8.25%), 6/23/26		3,820	3,822,732
Playa Resorts Holding BV, Term Loan, 8.565%, (SOFR + 3.25%), 1/5/29		41,573	41,795,849
Scientific Games Holdings LP, Term Loan, 7.607%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,067,541
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/25/28		19,378	19,397,548
Station Casinos LLC, Term Loan, 3/14/31(9)		5,875	5,881,938
			$ 331,328,017
Household Durables — 1.3%
ACProducts, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 5/17/28		23,115	$ 20,100,782
Libbey Glass, Inc., Term Loan, 11.975%, (SOFR + 6.50%), 11/22/27		19,346	18,656,396
Serta Simmons Bedding LLC:
Term Loan, 12.924%, (SOFR + 7.50%), 6/29/28		20,679	18,217,857
Term Loan, 6/29/28(9)		2,245	2,205,656
Solis IV BV, Term Loan, 8.824%, (SOFR + 3.50%), 2/26/29		17,876	17,790,147
			$ 76,970,838
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 12/22/27		6,412	$ 6,417,480
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26		9,757	9,776,015
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26		5,621	5,648,728
			$ 21,842,223
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Co. LP, Term Loan, 7.566%, (SOFR + 2.25%), 7/31/30		10,466	$ 10,472,565
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.:
Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		3,166	$ 3,165,254
Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		3,574	3,574,413
			$ 17,212,232
Industrial Conglomerates — 0.9%
Ammeraal Beltech Holding BV, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	10,775	$ 11,578,936
Kohler Energy Co. LLC, Term Loan, 1/30/31(9)		30,300	30,404,171
Rain Carbon GmbH, Term Loan, 8.915%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	14,755,349
			$ 56,738,456
Insurance — 2.0%
Alliant Holdings Intermediate LLC, Term Loan, 8.819%, (SOFR + 3.50%), 11/6/30		13,765	$ 13,834,361
AmWINS Group, Inc.:
Term Loan, 7.68%, (SOFR + 2.25%), 2/19/28		11,244	11,264,157
Term Loan, 8.18%, (SOFR + 2.75%), 2/19/28		15,341	15,394,925
AssuredPartners, Inc., Term Loan, 2/14/31(9)		28,736	28,875,660
Financiere CEP SAS, Term Loan, 7.885%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	6,242	6,680,924
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30		17,714	17,821,252
Ryan Specialty Group LLC, Term Loan, 8.066%, (SOFR + 2.75%), 9/1/27		9,764	9,794,251
Truist Insurance Holdings LLC:
Term Loan, 5/6/31(9)		3,000	3,006,564
Term Loan - Second Lien, 3/8/32(9)		2,500	2,522,813
USI, Inc., Term Loan, 8.552%, (SOFR + 3.25%), 9/27/30		9,005	9,041,327
			$ 118,236,234
Interactive Media & Services — 0.6%
Adevinta ASA:
Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/26/28	EUR	5,915	$ 6,326,397
Term Loan, 8.332%, (SOFR + 2.75%), 6/26/28		2,658	2,666,554
Buzz Finco LLC:
Term Loan, 8.166%, (SOFR + 2.75%), 1/29/27		2,720	2,729,048
Term Loan, 8.666%, (SOFR + 3.25%), 1/29/27		549	551,585
Foundational Education Group, Inc., Term Loan, 9.341%, (SOFR + 3.75%), 8/31/28		3,540	3,517,828
Getty Images, Inc.:
Term Loan, 8.875%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,383,571

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Getty Images, Inc.: (continued)
Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26		12,463	$ 12,494,032
Match Group, Inc., Term Loan, 7.233%, (SOFR + 1.75%), 2/13/27		3,100	3,097,418
			$ 33,766,433
IT Services — 4.5%
Asurion LLC:
Term Loan, 9.416%, (SOFR + 4.00%), 8/19/28		21,435	$ 20,875,775
Term Loan, 9.666%, (SOFR + 4.25%), 8/19/28		7,301	7,139,479
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/31/28		18,610	17,018,175
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/20/29		4,375	3,956,299
Endure Digital, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 2/10/28		33,572	32,601,423
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27		25,353	24,254,850
Go Daddy Operating Co. LLC:
Term Loan, 7.316%, (SOFR + 2.00%), 11/9/29		54,535	54,600,750
Term Loan, 7.43%, (SOFR + 2.00%), 8/10/27		9,745	9,764,053
Informatica LLC, Term Loan, 8.18%, (SOFR + 2.75%), 10/27/28		34,153	34,255,459
NAB Holdings LLC, Term Loan, 8.209%, (SOFR + 2.75%), 11/23/28		13,727	13,732,794
Rackspace Technology Global, Inc.:
Term Loan, 11.552%, (SOFR + 6.25%), 5/15/28		13,649	13,785,805
Term Loan - Second Lien, 8.186%, (SOFR + 2.75%), 5/15/28		27,685	13,288,649
Sedgwick Claims Management Services, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/24/28		9,925	9,974,436
team.blue Finco SARL:
Term Loan, 7.062%, (1 mo. EURIBOR + 3.20%), 3/30/28	EUR	12,375	13,095,170
Term Loan, 3/30/28(9)	EUR	2,000	2,116,391
			$ 270,459,508
Leisure Products — 0.5%
Accell Group NV, Term Loan, 8.86%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	3,500	$ 1,385,760
Fender Musical Instruments Corp., Term Loan, 9.418%, (SOFR + 4.00%), 12/1/28		4,248	4,216,187
Hayward Industries, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 5/30/28		12,218	12,234,278
Recess Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 2/20/30		10,150	10,188,062
			$ 28,024,287
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services — 1.9%
Avantor Funding, Inc., Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	12,012	$ 12,862,874
Cambrex Corp., Term Loan, 8.916%, (SOFR + 3.50%), 12/4/26		5,936	5,736,117
Catalent Pharma Solutions, Inc.:
Term Loan, 7.43%, (SOFR + 2.00%), 2/22/28		778	777,989
Term Loan, 8.315%, (SOFR + 3.00%), 2/22/28		3,550	3,569,969
Curia Global, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 8/30/26(10)		19,319	18,399,763
ICON Luxembourg SARL, Term Loan, 7.32%, (SOFR + 2.00%), 7/3/28		37,348	37,519,995
LGC Group Holdings Ltd., Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	4,025	4,252,888
Loire Finco Luxembourg SARL, Term Loan, 8.916%, (SOFR + 3.50%), 4/21/27		3,467	3,409,476
Packaging Coordinators Midco, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/30/27		4,563	4,583,559
PRA Health Sciences, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 7/3/28		9,305	9,348,310
Sotera Health Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 12/11/26		11,625	11,621,373
			$ 112,082,313
Machinery — 6.0%
AI Aqua Merger Sub, Inc., Term Loan, 9.324%, (SOFR + 4.00%), 7/31/28		19,511	$ 19,593,492
Ali Group North America Corp., Term Loan, 7.43%, (SOFR + 2.00%), 7/30/29		15,828	15,900,316
American Trailer World Corp., Term Loan, 9.166%, (SOFR + 3.75%), 3/3/28		16,117	15,824,409
Apex Tool Group LLC:
Term Loan, 15.315%, (SOFR + 10.00%), 2/8/30		13,136	12,741,838
Term Loan - Second Lien, 12.566%, (SOFR + 7.25%), 8.566% cash, 4.00% PIK, 2/8/29		5,630	5,573,381
Barnes Group, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 9/3/30		14,726	14,775,082
Clark Equipment Co., Term Loan, 7.902%, (SOFR + 2.50%), 4/20/29		12,332	12,385,598
Conair Holdings LLC, Term Loan, 9.18%, (SOFR + 3.75%), 5/17/28		25,911	25,746,378
CPM Holdings, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 9/28/28		6,983	7,009,306
Delachaux Group SA, Term Loan, 8.115%, (3 mo. EURIBOR + 4.25%), 4/16/29	EUR	7,964	8,568,912
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30		9,853	9,882,005

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Engineered Machinery Holdings, Inc.:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,822	$ 12,632,082
Term Loan, 9.321%, (SOFR + 3.75%), 5/19/28		26,558	26,596,972
Term Loan - Second Lien, 11.571%, (SOFR + 6.00%), 5/21/29		3,700	3,695,020
Term Loan - Second Lien, 12.071%, (SOFR + 6.50%), 5/21/29		1,621	1,616,564
Filtration Group Corp., Term Loan, 8.93%, (SOFR + 3.50%), 10/21/28		3,202	3,212,288
Gates Global LLC, Term Loan, 7.916%, (SOFR + 2.50%), 3/31/27		16,908	16,974,590
Icebox Holdco III, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 12/22/28		12,557	12,547,817
INNIO Group Holding GmbH, Term Loan, 8.173%, (3 mo. EURIBOR + 4.25%), 11/2/28	EUR	4,722	5,074,804
Madison IAQ LLC, Term Loan, 8.68%, (SOFR + 3.25%), 6/21/28		22,908	22,937,802
Pro Mach Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 8/31/28		4,761	4,786,361
Roper Industrial Products Investment Co. LLC:
Term Loan, 8.402%, (3 mo. EURIBOR + 4.50%), 11/22/29	EUR	990	1,064,920
Term Loan, 9.302%, (SOFR + 4.00%), 11/22/29		11,219	11,311,939
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29		19,620	19,752,903
Titan Acquisition Ltd., Term Loan, 10.317%, (SOFR + 5.00%), 2/1/29		11,150	11,219,688
TK Elevator Midco GmbH, Term Loan, 7.926%, (3 mo. EURIBOR + 4.00%), 4/30/30	EUR	11,450	12,275,961
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	12,924,787
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30		16,204	16,278,719
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	13,675	14,439,914
			$ 357,343,848
Media — 0.8%
Aragorn Parent Corp., Term Loan, 9.569%, (SOFR + 4.25%), 12/15/28		11,322	$ 11,407,083
Hubbard Radio LLC, Term Loan, 9.816%, (SOFR + 4.50%), 3/28/25		6,646	5,499,708
iHeartCommunications, Inc.:
Term Loan, 8.43%, (SOFR + 3.00%), 5/1/26		1,127	987,598
Term Loan, 8.68%, (SOFR + 3.25%), 5/1/26		3,165	2,759,643
Borrower/Description	Principal Amount* (000's omitted)		Value
Media (continued)
Sinclair Television Group, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 9/30/26		5,277	$ 4,927,654
Univision Communications, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 3/15/26		23,075	23,116,432
			$ 48,698,118
Metals/Mining — 1.5%
Arsenal AIC Parent LLC, Term Loan, 9.066%, (SOFR + 3.75%), 8/18/30		18,333	$ 18,493,404
Dynacast International LLC:
Term Loan, 9.943%, (SOFR + 4.50%), 7/22/25		16,283	15,624,611
Term Loan, 14.443%, (SOFR + 9.00%), 10/22/25		2,911	2,168,575
PMHC II, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/29		24,516	24,200,044
WireCo WorldGroup, Inc., Term Loan, 9.075%, (SOFR + 3.75%), 11/13/28		6,308	6,339,921
Zekelman Industries, Inc., Term Loan, 7.568%, (SOFR + 2.25%), 1/24/31		23,738	23,806,695
			$ 90,633,250
Oil, Gas & Consumable Fuels — 1.3%
Freeport LNG Investments LLP, Term Loan, 9.086%, (SOFR + 3.50%), 12/21/28		17,732	$ 17,656,305
GIP II Blue Holding LP, Term Loan, 9.066%, (SOFR + 3.75%), 9/29/28		9,846	9,910,643
ITT Holdings LLC, Term Loan, 8.421%, (SOFR + 3.00%), 10/11/30		10,796	10,818,238
Matador Bidco SARL, Term Loan, 9.916%, (SOFR + 4.50%), 10/15/26		30,332	30,430,134
Oxbow Carbon LLC, Term Loan, 9.413%, (SOFR + 4.00%), 5/10/30(10)		7,469	7,505,905
			$ 76,321,225
Passenger Airlines — 0.0%(6)
WestJet Loyalty LP, Term Loan, 9.048%, (SOFR + 3.75%), 2/14/31		1,250	$ 1,252,901
			$ 1,252,901
Pharmaceuticals — 1.7%
Aenova Holding GmbH, Term Loan, 8.328%, (1 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$ 4,364,698
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 7.848%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	12,550	13,425,176
Bausch Health Cos., Inc., Term Loan, 10.668%, (SOFR + 5.25%), 2/1/27		14,691	12,382,461

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Ceva Sante Animale:
Term Loan, 8.152%, (3 mo. EURIBOR + 4.25%), 11/8/30	EUR	13,200	$ 14,181,867
Term Loan, 9.564%, (SOFR + 4.25%), 11/1/30		5,375	5,416,990
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28		12,704	12,792,535
Mallinckrodt International Finance SA:
Term Loan, 12.819%, (SOFR + 7.50%), 11/14/28		4,213	4,718,337
Term Loan - Second Lien, 14.819%, (SOFR + 9.50%), 11/14/28		23,875	26,122,949
PharmaZell GmbH, Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,950	2,066,301
Recipharm AB, Term Loan, 6.865%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	4,275	4,481,836
			$ 99,953,150
Professional Services — 3.5%
APFS Staffing Holdings, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 12/29/28		3,855	$ 3,843,191
Apleona Holding GmbH, Term Loan, 6.564%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	10,525	11,121,974
CoreLogic, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		17,245	16,699,281
Term Loan - Second Lien, 11.93%, (SOFR + 6.50%), 6/4/29		1,524	1,384,608
Corporation Service Co., Term Loan, 8.066%, (SOFR + 2.75%), 11/2/29		4,515	4,531,457
Crisis Prevention Institute, Inc., Term Loan, 10.043%, (SOFR + 4.75%), 4/9/31		4,050	4,072,781
EAB Global, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 8/16/28		15,616	15,669,936
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28		23,680	19,262,956
First Advantage Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 1/31/27		3,606	3,611,349
Fleet Midco I Ltd., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		9,750	9,798,750
Genuine Financial Holdings LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/27/30		5,149	5,141,885
Neptune Bidco U.S., Inc., Term Loan, 10.406%, (SOFR + 5.00%), 4/11/29		9,083	8,554,341
Rockwood Service Corp., Term Loan, 9.68%, (SOFR + 4.25%), 1/23/27		11,064	11,148,715
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7/15/29(9)	EUR	20,375	21,774,110
Teneo Holdings LLC, Term Loan, 10.066%, (SOFR + 4.75%), 3/13/31		13,700	13,822,725
Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Trans Union LLC:
Term Loan, 7.166%, (SOFR + 1.75%), 11/16/26	2,456	$ 2,459,121
Term Loan, 7.316%, (SOFR + 2.00%), 12/1/28	33,516	33,602,173
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	5,425	5,396,623
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 2/7/31	15,750	15,839,570
		$ 207,735,546
Real Estate Management & Development — 1.0%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.18%, (SOFR + 2.75%), 8/21/25	683	$ 682,946
Term Loan, 8.666%, (SOFR + 3.25%), 1/31/30	10,581	10,607,111
Term Loan, 9.066%, (SOFR + 3.75%), 1/31/30	7,989	8,019,346
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30	10,603	10,642,312
Homeserve USA Holding Corp., Term Loan, 8.319%, (SOFR + 3.00%), 10/21/30	12,075	12,127,828
RE/MAX International, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 7/21/28	17,797	16,846,848
		$ 58,926,391
Road & Rail — 2.2%
Avis Budget Car Rental LLC:
Term Loan, 7.18%, (SOFR + 1.75%), 8/6/27	28,608	$ 28,429,347
Term Loan, 8.416%, (SOFR + 3.00%), 3/16/29	2,986	2,979,975
Hertz Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	16,408	15,173,204
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	3,180	2,945,196
Term Loan, 9.065%, (SOFR + 3.75%), 6/30/28	9,825	9,068,006
Kenan Advantage Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/25/29	16,777	16,797,944
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30	54,323	54,724,974
		$ 130,118,646
Semiconductors & Semiconductor Equipment — 1.2%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	20,712	$ 20,730,747
Term Loan - Second Lien, 10.914%, (SOFR + 5.60%), 2/1/30	7,300	7,239,169
Bright Bidco BV, Term Loan, 14.33%, (SOFR + 9.00%), 6.33% cash, 8.00% PIK, 10/31/27	4,546	1,375,156
MaxLinear, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/23/28	3,250	3,233,750

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 8/17/29		36,048	$ 36,152,947
Synaptics, Inc., Term Loan, 7.835%, (SOFR + 2.25%), 12/2/28		3,157	3,157,486
			$ 71,889,255
Software — 14.9%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31		67,611	$ 68,181,662
Astra Acquisition Corp.:
Term Loan, 10.578%, (SOFR + 5.25%), 10/25/28		14,900	7,598,860
Term Loan, 12.078%, (SOFR + 6.75%), 2/25/28		3,382	3,330,839
Term Loan, 2/25/28(9)		7,177	7,033,150
Term Loan - Second Lien, 14.439%, (SOFR + 8.88%), 10/25/29		21,995	6,231,828
Banff Merger Sub, Inc.:
Term Loan, 8.348%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	5,907	6,349,774
Term Loan, 9.566%, (SOFR + 4.25%), 12/29/28		18,744	18,881,798
Cegid Group SAS, Term Loan, 7.641%, (3 mo. EURIBOR + 3.75%), 7/10/28	EUR	7,850	8,406,368
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29		33,487	33,652,890
Cloud Software Group, Inc.:
Term Loan, 9.909%, (SOFR + 4.50%), 9/29/28		22,345	22,368,427
Term Loan, 9.909%, (SOFR + 4.50%), 3/30/29		1,475	1,476,537
Cloudera, Inc.:
Term Loan, 9.166%, (SOFR + 3.75%), 10/8/28		30,877	30,761,075
Term Loan - Second Lien, 11.416%, (SOFR + 6.00%), 10/8/29		4,450	4,294,250
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28		12,927	12,623,667
Cornerstone OnDemand, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 10/16/28		16,905	16,218,234
Delta TopCo, Inc.:
Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27		13,963	13,998,511
Term Loan, 12/24/29(9)		4,000	4,005,000
E2open LLC, Term Loan, 8.93%, (SOFR + 3.50%), 2/4/28		19,961	20,063,864
ECI Macola Max Holding LLC, Term Loan, 9.052%, (SOFR + 3.75%), 5/31/30		28,731	28,892,419
Epicor Software Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 7/30/27		69,387	69,757,217
Term Loan, 9.066%, (SOFR + 3.75%), 7/30/27		8,379	8,436,606
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27		11,973	$ 11,511,339
Gen Digital, Inc., Term Loan, 7.416%, (SOFR + 2.00%), 9/12/29		2,914	2,921,164
GoTo Group, Inc.:
Term Loan, 10.173%, (SOFR + 4.75%), 4/30/28		15,172	14,508,453
Term Loan - Second Lien, 10.173%, (SOFR + 4.75%), 4/30/28		12,724	9,691,722
IGT Holding IV AB:
Term Loan, 7.052%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,627,040
Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28		1,649	1,655,722
iSolved, Inc., Term Loan, 8.819%, (SOFR + 3.50%), 10/15/30		8,284	8,309,511
Ivanti Software, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 12/1/27		10,223	9,507,019
Magenta Buyer LLC, Term Loan, 10.591%, (SOFR + 5.00%), 7/27/28		22,063	11,210,755
Marcel LUX IV SARL:
Term Loan, 8.335%, (3 mo. EURIBOR + 4.50%), 11/7/30	EUR	9,150	9,813,710
Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30		32,108	32,288,773
Maverick Bidco, Inc., Term Loan, 9.23%, (SOFR + 3.75%), 5/18/28		7,331	7,317,289
McAfee LLC, Term Loan, 9.177%, (SOFR + 3.75%), 3/1/29		24,352	24,436,881
Mosel Bidco SE:
Term Loan, 8.652%, (3 mo. EURIBOR + 4.75%), 9/16/30	EUR	1,825	1,957,395
Term Loan, 10.059%, (SOFR + 4.75%), 9/16/30		3,275	3,293,422
N-Able International Holdings II LLC, Term Loan, 8.355%, (SOFR + 2.75%), 7/19/28		1,623	1,626,253
Open Text Corp., Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30		26,868	26,980,925
Polaris Newco LLC:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,116	9,319,447
Term Loan, 9.591%, (SOFR + 4.00%), 6/2/28		7,731	7,687,127
Project Alpha Intermediate Holding, Inc., Term Loan, 10.08%, (SOFR + 4.75%), 10/28/30		5,500	5,525,971
Proofpoint, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 8/31/28		24,206	24,324,482
Quartz Acquireco LLC, Term Loan, 8.809%, (SOFR + 3.50%), 6/28/30		10,572	10,640,148
Quest Software U.S. Holdings, Inc., Term Loan, 9.73%, (SOFR + 4.25%), 2/1/29		23,998	16,978,828

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
RealPage, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 4/24/28		10,925	$ 10,547,076
Redstone Holdco 2 LP, Term Loan, 10.18%, (SOFR + 4.75%), 4/27/28		12,915	10,181,229
Sabre GLBL, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		8,392	7,356,293
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		5,357	4,695,552
Term Loan, 9.666%, (SOFR + 4.25%), 6/30/28		7,345	6,467,905
Term Loan, 10.416%, (SOFR + 5.00%), 6/30/28		1,000	885,000
Skillsoft Corp., Term Loan, 10.68%, (SOFR + 5.25%), 7/14/28		14,835	11,954,279
SolarWinds Holdings, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/5/27		28,230	28,313,479
Sophia LP, Term Loan, 8.916%, (SOFR + 3.50%), 10/9/29		32,580	32,730,471
SS&C Technologies, Inc.:
Term Loan, 7.666%, (SOFR + 2.25%), 3/22/29		1,964	1,969,079
Term Loan, 7.666%, (SOFR + 2.25%), 3/22/29		4,641	4,653,966
Turing Midco LLC, Term Loan, 7.93%, (SOFR + 2.50%), 3/24/28		717	712,729
UKG, Inc., Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31		42,268	42,512,379
Veritas U.S., Inc., Term Loan, 10.43%, (SOFR + 5.00%), 9/1/25		39,242	36,152,058
Vision Solutions, Inc.:
Term Loan, 9.841%, (SOFR + 4.25%), 4/24/28		39,056	38,977,161
Term Loan - Second Lien, 12.841%, (SOFR + 7.25%), 4/23/29		1,500	1,411,875
			$ 890,216,883
Specialty Retail — 2.7%
Belron Luxembourg SARL, Term Loan, 6.347%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,925	$ 4,211,742
Boels Topholding BV, Term Loan, 7.139%, (EURIBOR + 3.25%), 2/6/27(10)	EUR	7,586	8,114,771
Etraveli Holding AB, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 11/2/28	EUR	9,472	10,165,427
Great Outdoors Group LLC, Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		35,095	35,147,567
Harbor Freight Tools USA, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 10/19/27		25,349	25,398,834
Hoya Midco LLC, Term Loan, 8.58%, (SOFR + 3.25%), 2/3/29		4,820	4,835,412
Les Schwab Tire Centers, Term Loan, 8.317%, (SOFR + 3.00%), 4/23/31		34,237	34,300,889
LIDS Holdings, Inc., Term Loan, 10.98%, (SOFR + 5.50%), 12/14/26		4,519	4,507,858
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28		17,357	$ 17,421,629
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28		15,311	15,105,645
			$ 159,209,774
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	11,050	$ 11,633,095
			$ 11,633,095
Trading Companies & Distributors — 3.7%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.315%, (SOFR + 2.00%), 6/22/28		41,059	$ 41,174,534
Beacon Roofing Supply, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 5/19/28		7,232	7,259,443
Core & Main LP:
Term Loan, 7.568%, (SOFR + 2.25%), 2/9/31		4,963	4,987,375
Term Loan, 7.918%, (SOFR + 2.50%), 7/27/28(10)		9,497	9,555,927
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		9,104	9,163,992
Foundation Building Materials Holding Co. LLC, Term Loan, 9.33%, (SOFR + 4.00%), 1/29/31(10)		16,675	16,820,906
Park River Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 12/28/27		3,707	3,666,852
Patagonia Bidco Ltd., Term Loan, 10.473%, (SONIA + 5.25%), 11/1/28	GBP	20,050	22,132,070
PEARLS (Netherlands) Bidco BV, Term Loan, 7.865%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,401,423
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28		50,885	45,166,588
SRS Distribution, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 6/2/28		5,327	5,367,996
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		16,210	16,346,124
White Cap Buyer LLC, Term Loan, 9.066%, (SOFR + 3.75%), 10/19/27		16,266	16,337,656
Windsor Holdings III LLC, Term Loan, 9.319%, (SOFR + 4.00%), 8/1/30		15,452	15,604,433
			$ 219,985,319
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 9.302%, (SOFR + 4.00%), 12/17/27		25,880	$ 25,886,690

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Ltd., Term Loan, 12.075%, (SOFR + 6.75%), 5/25/27	20,071	$ 19,193,169
SBA Senior Finance II LLC, Term Loan, 7.32%, (SOFR + 2.00%), 1/25/31	9,800	9,844,100
		$ 54,923,959
Total Senior Floating-Rate Loans (identified cost $6,445,647,624)		$ 6,282,043,420

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(12)	145,801,002	$ 145,801,002
Total Short-Term Investments (identified cost $145,801,002)		$ 145,801,002
Total Investments — 124.3% (identified cost $7,697,066,410)		$ 7,439,929,005
Less Unfunded Loan Commitments — (0.2)%		$ (12,383,334)
Net Investments — 124.1% (identified cost $7,684,683,076)		$ 7,427,545,671
Other Assets, Less Liabilities — (24.1)%		$ (1,440,895,040)
Net Assets — 100.0%		$ 5,986,650,631
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $909,635,445 or 15.2% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $9,005,716. See Note 1F for description.
(9)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(10)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	321,581,709	EUR	297,407,318	Standard Chartered Bank	5/3/24	$ 4,188,455	$ —
GBP	657,106	USD	830,173	Citibank, N.A.	5/31/24	—	(8,966)
USD	28,331,113	EUR	26,000,000	Bank of America, N.A.	5/31/24	552,994	—
USD	28,052,467	EUR	25,749,948	Bank of America, N.A.	5/31/24	541,501	—

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,882,690	EUR	23,760,000	Bank of America, N.A.	5/31/24	$ 497,763	$ —
USD	24,026,081	EUR	22,050,000	Bank of America, N.A.	5/31/24	468,100	—
USD	28,659,775	EUR	26,300,000	State Street Bank and Trust Company	5/31/24	561,139	—
USD	28,320,134	EUR	26,000,000	State Street Bank and Trust Company	5/31/24	542,014	—
USD	28,051,661	EUR	25,750,000	State Street Bank and Trust Company	5/31/24	540,639	—
USD	15,683,921	GBP	12,357,000	HSBC Bank USA, N.A.	5/31/24	240,963	—
USD	15,689,102	GBP	12,357,319	State Street Bank and Trust Company	5/31/24	245,745	—
USD	318,404,992	EUR	297,407,318	Standard Chartered Bank	6/4/24	605,934	—
USD	182,074,971	EUR	167,706,113	State Street Bank and Trust Company	6/28/24	2,678,800	—
						$11,664,047	$(8,966)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $7,538,882,074)	$ 7,281,744,669
Affiliated investments, at value (identified cost $145,801,002)	145,801,002
Cash	34,132,802
Deposits for derivatives collateral — forward foreign currency exchange contracts	8,221,000
Foreign currency, at value (identified cost $35,978,261)	35,697,850
Interest receivable	44,961,290
Dividends receivable from affiliated investments	426,040
Receivable for investments sold	79,726,928
Receivable for open forward foreign currency exchange contracts	11,664,047
Prepaid upfront fees on notes payable	3,203
Trustees' deferred compensation plan	282,817
Prepaid expenses	91,621
Total assets	$7,642,753,269
Liabilities
Notes payable	$ 1,450,000,000
Cash collateral due to broker	8,221,000
Payable for investments purchased	187,855,541
Payable for open forward foreign currency exchange contracts	8,966
Payable to affiliates:
Investment adviser fee	2,544,292
Trustees' fees	9,042
Trustees' deferred compensation plan	282,817
Accrued expenses	7,180,980
Total liabilities	$1,656,102,638
Net Assets applicable to investors' interest in Portfolio	$5,986,650,631

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income	$ 959,569
Dividend income from affiliated investments	2,363,868
Interest income	340,846,495
Other income	6,080,042
Total investment income	$ 350,249,974
Expenses
Investment adviser fee	$ 15,501,820
Trustees’ fees and expenses	54,250
Custodian fee	619,514
Legal and accounting services	239,089
Interest expense and fees	51,963,560
Miscellaneous	222,204
Total expenses	$ 68,600,437
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 70,155
Total expense reductions	$ 70,155
Net expenses	$ 68,530,282
Net investment income	$ 281,719,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (126,305,220)
Foreign currency transactions	(1,398,653)
Forward foreign currency exchange contracts	(2,139,391)
Net realized loss	$(129,843,264)
Change in unrealized appreciation (depreciation):
Investments	$ 244,500,848
Foreign currency	(1,295,345)
Forward foreign currency exchange contracts	3,706,065
Net change in unrealized appreciation (depreciation)	$ 246,911,568
Net realized and unrealized gain	$ 117,068,304
Net increase in net assets from operations	$ 398,787,996

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 281,719,692	$ 570,952,434
Net realized loss	(129,843,264)	(321,860,745)
Net change in unrealized appreciation (depreciation)	246,911,568	496,644,025
Net increase in net assets from operations	$ 398,787,996	$ 745,735,714
Capital transactions:
Contributions	$ 167,568,807	$ 365,123,130
Withdrawals	(455,171,559)	(2,604,898,648)
Net decrease in net assets from capital transactions	$ (287,602,752)	$(2,239,775,518)
Net increase (decrease) in net assets	$ 111,185,244	$(1,494,039,804)
Net Assets
At beginning of period	$ 5,875,465,387	$ 7,369,505,191
At end of period	$5,986,650,631	$ 5,875,465,387

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 398,787,996
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,088,289,186)
Investments sold and principal repayments	1,253,916,019
Increase in short-term investments, net	(62,228,424)
Net amortization/accretion of premium (discount)	(10,159,206)
Amortization of prepaid upfront fees on notes payable	1,397,054
Decrease in interest receivable	3,160,001
Increase in dividends receivable from affiliated investments	(28,383)
Increase in Trustees’ deferred compensation plan	(9,670)
Increase in cash collateral due to broker	8,221,000
Decrease in payable to affiliate for investment adviser fee	(89,908)
Increase in payable to affiliate for Trustees' deferred compensation plan	9,670
Increase in accrued expenses	187,343
Increase in unfunded loan commitments	2,173,503
Net change in unrealized (appreciation) depreciation from investments	(244,500,848)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	(3,706,065)
Net realized loss from investments	126,305,220
Net cash provided by operating activities	$ 385,146,116
Cash Flows From Financing Activities
Proceeds from capital contributions	$ 167,568,807
Payments for capital withdrawals	(455,171,559)
Proceeds from notes payable	250,000,000
Repayments of notes payable	(325,000,000)
Payment of prepaid upfront fees on notes payable	(92,877)
Net cash used in financing activities	$ (362,695,629)
Net increase in cash and restricted cash*	$ 22,450,487
Cash and restricted cash at beginning of period (including foreign currency)	$ 55,601,165
Cash and restricted cash at end of period (including foreign currency)	$ 78,051,652
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 51,959,301
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $304,359.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2024
Cash	$ 34,132,802
Deposits for derivatives collateral — forward foreign currency exchange contracts	8,221,000
Foreign currency	35,697,850
Total cash and restricted cash as shown on the Statement of Cash Flows	$78,051,652

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56% (1)	0.56%	0.52%	0.53%	0.56%	0.55%
Interest and fee expense	1.78% (1)	1.81%	0.47%	0.32%	0.60%	0.88%
Total expenses	2.34% (1)(2)	2.37% (2)	0.99% (2)	0.85%	1.16%	1.43%
Net investment income	9.63% (1)	9.01%	5.16%	4.19%	4.86%	5.63%
Portfolio Turnover	15% (3)	18%	27%	28%	30%	17%
Total Return	6.94% (3)	12.42%	(4.22)%	9.75%	0.39%	2.04%
Net assets, end of period (000’s omitted)	$5,986,651	$5,875,465	$7,369,505	$8,423,553	$5,449,434	$7,343,453
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund (formerly, Eaton Vance Short Duration Strategic Income Fund) and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 96.6%, 1.7% and 1.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $15,501,820 or 0.53% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $70,155 relating to the Portfolio's investment in the Liquidity Fund.
During the six months ended April 30, 2024, EVM reimbursed the Portfolio $7,603 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,092,519,519 and $1,266,210,769, respectively, for the six months ended April 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,615,127,661
Gross unrealized appreciation	$ 146,832,941
Gross unrealized depreciation	(322,759,850)
Net unrealized depreciation	$ (175,926,909)

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit related contingent features in a net liability position was $8,966. At April 30, 2024, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.The carrying amount of the liability for cash collateral due to broker at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$11,664,047	$(8,966)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 2,060,358	$ —	$ —	$ (1,560,000)	$ 500,358
HSBC Bank USA, N.A.	240,963	—	(166,413)	—	74,550
Standard Chartered Bank	4,794,389	—	—	(2,890,000)	1,904,389
State Street Bank and Trust Company	4,568,337	—	—	(3,771,000)	797,337
	$11,664,047	$ —	$(166,413)	$(8,221,000)	$3,276,634

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(8,966)	$ —	$ —	$ —	$(8,966)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(2,139,391)	$3,706,065
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $1,071,935,000.
6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with The Bank of Nova Scotia as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $2.525 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio. The Loan Facility was in effect through March 4, 2024 and extended through May 3, 2024. Interest is generally charged at a rate equal to the 1-Month Term Secured Overnight Financing Rate (SOFR) plus 0.11448% credit spread adjustment. The Portfolio paid an upfront fee equal to 0.15% of the total commitment amount under the Loan Facility, which was amortized to interest expense through March 4, 2024. The Portfolio also paid (1) a drawn fee equal to 0.90% per annum on outstanding borrowings, and (2) a liquidity fee equal to 0.25% per annum of the undrawn amount under the Loan Facility. For periods prior to March 4, 2024, the liquidity fee was equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder.

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Drawn and liquidity fees for the six months ended April 30, 2024 totaled $7,952,708 and are included in interest expense and fees on the Statement of Operations. In connection with the extension of the Loan Facility on March 4, 2024, the Portfolio paid an upfront fee of $92,877 which was being amortized to interest expense through May 3, 2024. The unamortized balance at April 30, 2024 is approximately $3,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2024, the Portfolio had borrowings outstanding under the Loan Facility of $1,450,000,000 at an annual interest rate of 5.44%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2024 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2024. For the six months ended April 30, 2024, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,547,527,474 and 5.45%, respectively.
Effective May 2, 2024, the expiration date of the Loan Facility was extended to May 1, 2025. In connection with the extension of the expiration date, the total facility size was decreased to $2 billion, The Bank of Nova Scotia was replaced by Toronto Dominion Bank as direct lender and agent and the drawn fee was changed to 0.95% per annum. An upfront fee of $3 million and agency services fees of $600,000 were paid at this time.
7  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $145,801,002, which represents 2.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$83,572,578	$1,279,179,898	$(1,216,951,474)	$ —	$ —	$145,801,002	$2,363,868	145,801,002
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 270,028,964	$ —	$ 270,028,964
Common Stocks	363,232	54,098,647	580,777	55,042,656
Corporate Bonds	—	670,892,643	—	670,892,643
Exchange-Traded Funds	16,120,320	—	—	16,120,320
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,252,107,620	17,552,466	6,269,660,086
Short-Term Investments	145,801,002	—	—	145,801,002
Total Investments	$ 162,284,554	$ 7,247,127,874	$ 18,133,243	$ 7,427,545,671
Forward Foreign Currency Exchange Contracts	$ —	$ 11,664,047	$ —	$ 11,664,047
Total	$ 162,284,554	$ 7,258,791,921	$ 18,133,243	$ 7,439,209,718

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (8,966)	$ —	$ (8,966)
Total	$ —	$ (8,966)	$ —	$ (8,966)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Floating-Rate Advantage Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024